Submission	Mar. 13, 2026
Submission [Line Items]
Central Index Key	0001559720
Registrant Name	Airbnb, Inc.
Registration File Number	333-275550
Form Type	S-3
Submission Type	424B2
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A